March 7, 1997



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

          Re:  Dreyfus Premier Global Investing, Inc.
               (formerly, Premier Global Investing, Inc.)
               Registration Statement File No. 33-44254
               File No.:  811-6490
               CIK No.:  0000881773


Dear Sir/Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 11 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 1997.

      Please address any comments or questions to the attention of the undersigned at (212) 922-6822.

                                                  Very truly yours,



                                                  Diane C. Eaton
DE:dp

cc:  Ernst & Young LLP
     Stroock & Stroock & Lavan